Janus Henderson VIT Enterprise Portfolio
Schedule of Investments (unaudited)
September 30, 2025

	Shares	Value
Common Stocks – 97.2%
Aerospace & Defense – 0.6%
Standardaero Inc*	414,893	$11,322,430
Airlines – 1.1%
Ryanair Holdings PLC	160,320	4,689,520
Ryanair Holdings PLC (ADR)	268,905	16,193,459
		20,882,979
Biotechnology – 3.0%
Argenx SE (ADR)*	25,538	18,835,807
Ascendis Pharma A/S (ADR)*	76,622	15,233,220
Avidity Biosciences Inc*	129,229	5,630,508
Revolution Medicines Inc*	162,179	7,573,759
Vaxcyte Inc*	202,361	7,289,043
		54,562,337
Capital Markets – 3.6%
Cboe Global Markets Inc	51,015	12,511,429
Charles Schwab Corp	163,679	15,626,434
LPL Financial Holdings Inc	116,148	38,641,278
		66,779,141
Chemicals – 1.4%
Corteva Inc	382,430	25,863,741
Commercial Services & Supplies – 4.9%
Cimpress PLC*	173,670	10,948,157
Clean Harbors Inc*	98,680	22,915,469
RB Global Inc	202,211	21,911,584
Rentokil Initial PLC	1,312,986	6,633,849
Rentokil Initial PLC (ADR)	521,599	13,170,375
Veralto Corp	140,904	15,021,775
		90,601,209
Construction & Engineering – 1.8%
APi Group Corp*	961,553	33,048,577
Diversified Financial Services – 2.2%
Global Payments Inc	112,901	9,379,815
WEX Inc*	199,240	31,386,277
		40,766,092
Electric Utilities – 2.1%
Alliant Energy Corp	579,298	39,050,478
Electrical Equipment – 1.0%
Sensata Technologies Holding PLC	598,656	18,288,941
Electronic Equipment, Instruments & Components – 8.1%
CDW Corp/DE	107,625	17,142,510
Flex Ltd*	1,256,102	72,816,233
TE Connectivity PLC	64,001	14,050,139
Teledyne Technologies Inc*	76,322	44,727,745
		148,736,627
Entertainment – 2.3%
Liberty Media Corp-Liberty Formula One - Series A*	54,039	5,145,594
Liberty Media Corp-Liberty Formula One - Series C*	361,156	37,722,744
		42,868,338
Food & Staples Retailing – 0.6%
Dollar Tree Inc*	111,275	10,501,022
Health Care Equipment & Supplies – 6.6%
Boston Scientific Corp*	434,358	42,406,371
Cooper Cos Inc/The*	136,639	9,367,970
Globus Medical Inc*	173,114	9,914,239
ICU Medical Inc*	103,035	12,360,078
Lantheus Holdings Inc*	88,748	4,551,885
STERIS PLC	58,577	14,494,293
Teleflex Inc	223,936	27,400,809
		120,495,645
Hotels, Restaurants & Leisure – 3.7%
Aramark	767,910	29,487,744
DoorDash Inc - Class A*	99,879	27,166,089
Entain PLC	891,161	10,445,283
		67,099,116
Industrial Real Estate Investment Trusts (REITs) – 0.4%
Lineage Inc	210,754	8,143,535

	Shares	Value
Common Stocks – (continued)
Information Technology Services – 1.2%
Amdocs Ltd	151,225	$12,408,011
GoDaddy Inc*	68,957	9,435,387
		21,843,398
Insurance – 5.5%
Intact Financial Corp	273,326	53,186,116
Willis Towers Watson PLC	49,526	17,108,757
WR Berkley Corp	388,721	29,783,803
		100,078,676
Interactive Media & Services – 0.3%
Ziff Davis Inc*	123,950	4,722,495
Life Sciences Tools & Services – 3.8%
Illumina Inc*	98,218	9,327,764
PerkinElmer Inc	435,877	38,204,619
Waters Corp*	75,221	22,552,008
		70,084,391
Machinery – 1.6%
Ingersoll Rand Inc	352,501	29,123,633
Multi-Utilities – 2.8%
Ameren Corp	257,926	26,922,316
DTE Energy Co	171,329	24,231,060
		51,153,376
Oil, Gas & Consumable Fuels – 0.9%
ONEOK Inc	233,841	17,063,378
Professional Services – 8.6%
Broadridge Financial Solutions Inc	145,740	34,710,896
Ceridian HCM Holding Inc*	507,897	34,989,024
SS&C Technologies Holdings Inc	750,302	66,596,805
TransUnion	159,265	13,343,222
UL Solutions Inc - Class A	110,979	7,863,972
		157,503,919
Real Estate Management & Development – 1.9%
CoStar Group Inc*	319,299	26,939,257
FirstService Corp	38,378	7,310,625
		34,249,882
Road & Rail – 2.3%
JB Hunt Transport Services Inc	219,903	29,504,385
TFI International Inc	147,782	13,013,683
		42,518,068
Semiconductor & Semiconductor Equipment – 4.5%
KLA Corp	18,173	19,601,398
NXP Semiconductors NV	146,021	33,253,362
ON Semiconductor Corp*	592,893	29,235,554
		82,090,314
Software – 13.0%
AppLovin Corp - Class A*	125,433	90,128,628
Constellation Software Inc/Canada	23,434	63,624,278
Descartes Systems Group Inc/The*	95,861	9,032,982
Dynatrace Inc*	201,320	9,753,954
PTC Inc*	197,839	40,165,274
Topicus.com Inc*	78,142	8,381,382
Workday Inc - Class A*	67,889	16,342,919
		237,429,417
Specialized Real Estate Investment Trusts (REITs) – 1.1%
Lamar Advertising Co	168,584	20,638,053
Specialty Retail – 2.1%
Burlington Stores Inc*	44,283	11,270,023
CarMax Inc*	287,418	12,896,446
Wayfair Inc - Class A*	166,695	14,890,864
		39,057,333
Textiles, Apparel & Luxury Goods – 1.4%
Gildan Activewear Inc	438,819	25,363,738
Trading Companies & Distributors – 2.8%
Ferguson Enterprises Inc	226,139	50,786,297
Total Common Stocks (cost $1,107,021,868)		1,782,716,576

	Shares	Value
Investment Companies – 2.7%
Money Markets – 2.7%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº,£ (cost $49,205,092)	49,196,926	$49,206,765
Total Investments (total cost $1,156,226,960) – 99.9%		1,831,923,341
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		2,151,173
Net Assets – 100%		$1,834,074,514

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,530,847,301	83.6%
Canada	201,824,388	11.0
Ireland	34,933,118	1.9
United Kingdom	30,249,507	1.7
Belgium	18,835,807	1.0
Denmark	15,233,220	0.8
Total	$1,831,923,341	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investment Companies - 2.7%
Money Markets - 2.7%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	$64,355,503	$119,377,879	$(134,526,522)	$(95)	$-	$49,206,765	49,196,926	$1,904,718
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº
	2,721,720	107,428,574	(110,150,294)	-	-	-	-	6,252 ∆
Total Affiliated Investments - 2.7%
	$67,077,223	$226,806,453	$(244,676,816)	$(95)	$-	$49,206,765	49,196,926	$1,910,970

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Canadian Dollar	12/11/25	1,431,000	$(1,038,967)	$(7,090)
Euro	12/11/25	5,604,000	(6,606,724)	(1,115)
				(8,205)
Barclays Capital, Inc.:
Canadian Dollar	12/11/25	(11,428,790)	8,296,191	55,027
Euro	12/11/25	(7,380,000)	8,699,449	414
				55,441
BNP Paribas:
Canadian Dollar	12/11/25	(3,026,000)	2,196,774	14,762
Euro	12/11/25	(1,812,000)	2,135,451	(409)
				14,353
Citibank, National Association:
Canadian Dollar	12/11/25	(18,887,000)	13,710,002	90,811
Euro	12/11/25	1,496,000	(1,776,678)	(13,297)
Euro	12/11/25	(4,278,087)	5,040,149	(2,566)
				74,948

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co. LLC:
Canadian Dollar	12/11/25	7,846,000	$(5,702,417)	$(44,760)
Euro	12/11/25	(3,676,000)	4,333,647	632
				(44,128)
HSBC Securities (USA), Inc.:
Canadian Dollar	12/11/25	(12,150,536)	8,819,832	58,225
Euro	12/11/25	2,439,219	(2,874,800)	383
				58,608
JPMorgan Chase Bank, National Association:
Canadian Dollar	12/11/25	(21,016,000)	15,260,402	106,015
Euro	12/11/25	(6,485,130)	7,642,595	(1,629)
				104,386
Morgan Stanley & Co. International PLC:
Canadian Dollar	12/11/25	(2,258,464)	1,640,029	11,477
Euro	12/11/25	624,000	(733,687)	1,842
Euro	12/11/25	(2,298,000)	2,708,692	(32)
				13,287
State Street Bank and Trust Company:
Canadian Dollar	12/11/25	1,692,000	(1,234,734)	(14,653)
Canadian Dollar	12/11/25	(11,556,500)	8,386,159	52,905
Euro	12/11/25	774,000	(913,964)	(1,627)
Euro	12/11/25	(12,054,000)	14,204,301	(4,122)
				32,503
Total				$301,193

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Portfolio	Return Received by the Portfolio	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
UBS AG, London Branch:
Euro short-term rate + 0.65%	Ryanair Holdings PLC	At Maturity	11/14/25	1,431,064	EUR	$752,226
Euro short-term rate + 0.695%	Ryanair Holdings PLC	At Maturity	2/6/26	2,079,639	EUR	671,192
Total						$1,423,418

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2025
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$27,983,158
Average amounts sold - in USD	116,115,874
Total return swaps:
Average notional amount	4,519,542

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2025.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Airlines	$16,193,459	$4,689,520	$-
Commercial Services & Supplies	83,967,360	6,633,849	-
Hotels, Restaurants & Leisure	56,653,833	10,445,283	-
All Other	1,604,133,272	-	-
Investment Companies	-	49,206,765	-
Total Investments in Securities	$1,760,947,924	$70,975,417	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	392,493	-
OTC Swaps	-	1,423,418	-
Total Assets	$1,760,947,924	$72,791,328	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$91,300	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
109-35-70303 11-25